OPERATING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
OPERATING EXPENSES
Schedule of salaries and employee benefit expenses

The detail for salaries and employee benefits for the years ended December 31, 2022, 2021 and 2020 is as follows:

Salaries and employee benefit	2022	2021	2020
In millions of COP
Salaries	1,897,710	1,648,872	1,568,432
Bonuses(1)	823,517	714,353	112,843
Social security contributions	447,017	355,166	334,831
Private premium	423,261	384,056	402,154
Indemnization payment	189,643	137,453	100,228
Other benefits	636,508	542,696	526,242
Total Salaries and employee benefit	4,417,656	3,782,596	3,044,730
(1)	The decrease in 2020 corresponds to the suspension of bonuses related to the variable compensation of Grupo Bancolombia employees during this year.

Schedule of other administrative and general expenses

The detail for administrative and general expenses for the years ended December 31, 2022, 2021 and 2020 is as follows:

Other administrative and general expenses	2022	2021	2020
	In millions of COP
Fees	864,520	758,986	539,473
Maintenance and repairs	757,861	592,493	580,752
Insurance	640,753	495,146	518,553
Data processing	362,621	363,105	307,609
Frauds and claims	258,834	182,916	144,689
Transport	232,471	198,828	178,841
Advertising	185,122	153,066	128,011
Public services	119,949	149,029	110,998
Cleaning and security services	117,966	111,717	106,112
Contributions and affiliations	116,118	101,727	95,638
Communications	72,501	71,861	75,847
Properties improvements and installation	70,845	64,554	46,489
Disputes, fines and sanctions	63,519	13,106	20,988
Useful and stationery	55,045	53,476	50,575
Real estate management	30,216	28,962	26,968
Travel expenses	25,600	10,713	14,431
Publications and subscriptions	20,644	17,775	13,857
Storage services	15,013	14,666	15,062
Legal expenses	10,573	6,834	4,549
Others	539,729	351,546	367,417
Total other administrative and general expenses(1)	4,559,900	3,740,506	3,346,859
Taxes other than income tax(2)	929,512	719,593	765,766
(1)	As of December 31, 2021 and 2020, the Consolidated Statement of Income disclosed the line "Other expenses" for COP 218,586 and COP 206,070. Considering the nature of the operations contained in this caption, the Bank decided to reclassify this item in the Consolidated Statement of Income as of December 31, 2022, 2021 and 2020 in the line "Other administrative and general expenses". For comparative purposes, figures disclosed in 2021 and 2020 in the line "Other administrative and general expenses" for COP 3,521,920 and COP 3,140,789 were modified to COP 3,740,506 and COP 3,346,859, respectively.
(2)	See Note 12 Income tax.

Schedule of impairment, depreciation and amortization expenses

The detail for Impairment, depreciation and amortization for the years ended December 31, 2022, 2021 and 2020 is as follows:

Impairment, depreciation and amortization	2022	2021	2020
	In millions of COP
Depreciation of premises and equipment(1)	560,596	466,179	360,703
Depreciation of right-of-use assets(2)	212,861	190,819	211,910
Amortization of intangible assets(3)	175,991	198,169	163,754
Impairment of other assets, net(4)(5)	31,127	65,391	101,423
Total impairment, depreciation and amortization	980,575	920,558	837,790
(1)	See Note 10 Premises and equipment, net.
(2)	See Note 7.2 Lessee.
(3)	See Note 9 Goodwill and intangibles assets, net.
(4)	Includes value for impairment of property and equipment for COP 3,536.
(5)	The detail of the impairment of other assets net by operating segments for the years ended December 31, 2022, 2021 and 2020 is presented in the table below:

Impairment (recovery) of other assets, net	2022	2021	2020
	In millions of COP
Banking Colombia(1)	24,187	38,632	47,420
Banking Panamá	12,599	17,962	13,211
Banking Guatemala	12,101	7,554	42,006
All other segments	1,803	848	1,339
International Banking	314	-	182
Banking El Salvador(2)	(19,877)	395	(2,735)
Total	31,127	65,391	101,423
(1)	Corresponds to impairment of foreclosed assets.
(2)	Corresponds mainly to the Net realizable value (NRV) and higher sales generated in 2022 compared to 2021.